UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02351

Western Asset Investment Grade Income Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira.

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2023

WESTERN ASSET

INVESTMENT GRADE

INCOME FUND INC. (PAI)

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objectives

The Fund’s primary investment objective is to seek a high level of current income, consistent with prudent investment risk, through investment in a diversified portfolio of debt securities. To a lesser extent, the Fund may also invest in privately placed debt securities and in certain equity securities. Capital appreciation is a secondary investment objective.

II	Western Asset Investment Grade Income Fund Inc.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Investment Grade Income Fund Inc. for the six-month reporting period ended June 30, 2023. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 31, 2023

Western Asset Investment Grade Income Fund Inc.	III

Performance review

For the six months ended June 30, 2023, Western Asset Investment Grade Income Fund Inc. returned 2.94% based on its net asset value (“NAV”)i and 2.78% based on its New York Stock Exchange (“NYSE”) market price per share. The Fund’s unmanaged benchmarks, the Bloomberg U.S. Corporate High Yield Indexii and the Bloomberg U.S. Credit Indexiii, returned 5.38% and 3.13%, respectively, for the same period.

The Fund has a practice of seeking to maintain a relatively stable level of distributions to shareholders. This practice has no impact on the Fund’s investment strategy and may reduce the Fund’s NAV. The Fund’s manager believes the practice helps maintain the Fund’s competitiveness and may benefit the Fund’s market price and premium/discount to the Fund’s NAV.

During the six-month period, the Fund made distributions to shareholders totaling $0.28 per share. As of June 30, 2023, the Fund estimates that all of the distributions were sourced from net investment income.* The performance table shows the Fund’s six-month total return based on its NAV and market price as of June 30, 2023. Past performance is no guarantee of future results.

Performance Snapshot as of June 30, 2023 (unaudited)
Price Per Share	6-Month Total Return**
$12.65 (NAV)	2.94	%†
$11.63 (Market Price)	2.78	%‡

All figures represent past performance and are not a guarantee of future results. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

** Total returns are based on changes in NAV or market price, respectively. Returns reflect the deduction of all Fund expenses, including management fees, operating expenses, and other Fund expenses. Returns do not reflect the deduction of brokerage commissions or taxes that investors may pay on distributions or the sale of shares.

† Total return assumes the reinvestment of all distributions, including returns of capital, if any, at NAV.

‡ Total return assumes the reinvestment of all distributions, including returns of capital, if any, in additional shares in accordance with the Fund’s Dividend Reinvestment Plan.

*

This estimate is not for tax purposes. The Fund will issue a Form 1099 with final composition of the distributions for tax purposes after year-end. A return of capital is not taxable and results in a reduction in the tax basis of a shareholder’s investment. For more information about a distribution’s composition, please refer to the Fund’s distribution press release or, if applicable, the Section 19 notice located in the press release section of our website, www.franklintempleton.com.

IV	Western Asset Investment Grade Income Fund Inc.

Looking for additional information?

The Fund is traded under the symbol “PAI” and its closing market price is available in most newspapers under the NYSE listings. The daily NAV is available online under the symbol “XPAIX” on most financial websites. Barron’s and The Wall Street Journal’s Monday edition both carry closed-end fund tables that provide additional information. In addition, the Fund issues a quarterly press release that can be found on most major financial websites as well as www.franklintempleton.com.

In a continuing effort to provide information concerning the Fund, shareholders may call 1-888-777-0102 (toll free), Monday through Friday from 8:00 a.m. to 5:30 p.m. Eastern Time, for the Fund’s current NAV, market price and other information.

Thank you for your investment in Western Asset Investment Grade Income Fund Inc. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund’s investment goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 31, 2023

RISKS: The Fund is a diversified closed-end management investment company designed primarily as a long-term investment and not as a trading vehicle. The Fund is not intended to be a complete investment program and, due to the uncertainty inherent in all investments, there can be no assurance that the Fund will achieve its investment objectives. The Fund’s common stock is traded on the NYSE. Similar to stocks, the Fund’s share price will fluctuate with market conditions and, at the time of sale, may be worth more or less than the original investment. Shares of closed-end funds often trade at a discount to their net asset value. Diversification does not assure against market loss. The Fund’s investments are subject to a number of risks, including interest rate, credit and inflation risks. As interest rates rise, bond prices fall, reducing the value of a fixed income investment’s price. The Fund may invest in high-yield bonds (commonly known as “junk” bonds), which are rated below investment grade and carry more risk than higher-rated securities. To the extent that the Fund invests in asset-backed, mortgage-backed or mortgage-related securities, its exposure to prepayment and extension risks may be greater than investments in other fixed income securities. Leverage may result in greater volatility of NAV and the market price of the shares of the Fund’s common stock and increases a shareholder’s risk of loss. The Fund may invest, to a limited extent, in foreign securities, including emerging or developing markets. Investing in foreign securities is subject to certain risks not associated with domestic investing, such as currency fluctuations and social, political,

Western Asset Investment Grade Income Fund Inc.	V

Performance review (cont’d)

and economic uncertainties which could result in significant volatility. These risks are magnified in emerging or developing markets. Emerging market or developing countries tend to have economic, political, and legal systems that are less developed and are less stable than those of more developed countries. The Fund may make significant investments in derivative instruments. Derivative instruments can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes or other factors, political developments, armed conflicts, economic sanctions and countermeasures in response to sanctions, major cybersecurity events, investor sentiment, the global and domestic effects of a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. The Fund may also invest in money market funds, including funds affiliated with the Fund’s investment advisers.

This material is not intended as a recommendation or as investment advice of any kind, including in connection with rollovers, transfers, and distributions. Such material is not provided in a fiduciary capacity, may not be relied upon for or in connection with the making of investment decisions, and does not constitute a solicitation of an offer to buy or sell securities. All content has been provided for informational or educational purposes only and is not intended to be and should not be construed as legal or tax advice and/or a legal opinion. Always consult a financial, tax and/or legal professional regarding your specific situation.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

i

Net asset value (“NAV”) is calculated by subtracting total liabilities and outstanding preferred stock (if any) from the closing value of all securities held by the Fund (plus all other assets) and dividing the result (total net assets) by the total number of the common shares outstanding. The NAV fluctuates with changes in the market prices of securities in which the Fund has invested. However, the price at which an investor may buy or sell shares of the Fund is the Fund’s market price as determined by supply of and demand for the Fund’s shares.

ii

The Bloomberg U.S. Corporate High Yield Index covers the universe of fixed-rate, non-investment grade debt, including corporate and non-corporate sectors. Pay-in-kind (“PIK”) bonds, Eurobonds and debt issues from countries designated as emerging markets are excluded, but Canadian and global bonds (SEC registered) of issuers in non-emerging market countries are included. Original issue zero coupon bonds, step-up coupon structures and 144 A securities are also included.

iii	The Bloomberg U.S. Credit Index is an index composed of corporate and non-corporate debt issues that are investment grade (rated Baa3/BBB- or higher).

VI	Western Asset Investment Grade Income Fund Inc.

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the Fund’s portfolio as of June 30, 2023 and December 31, 2022, and does not include derivatives, such as futures contracts. The Fund’s portfolio is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

‡	Represents less than 0.1%.

Western Asset Investment Grade Income Fund Inc. 2023 Semi-Annual Report	1

Schedule of investments (unaudited)

June 30, 2023

Western Asset Investment Grade Income Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 92.7%
Communication Services — 9.3%
Diversified Telecommunication Services — 2.0%
AT&T Inc., Senior Notes	4.300%	2/15/30	$80,000	$75,976
AT&T Inc., Senior Notes	4.500%	5/15/35	360,000	331,141
AT&T Inc., Senior Notes	6.350%	3/15/40	50,000	50,312
AT&T Inc., Senior Notes	4.900%	6/15/42	150,000	134,561
AT&T Inc., Senior Notes	4.800%	6/15/44	210,000	185,777
AT&T Inc., Senior Notes	4.550%	3/9/49	310,000	263,442
AT&T Inc., Senior Notes	3.300%	2/1/52	120,000	84,086
AT&T Inc., Senior Notes	3.500%	9/15/53	130,000	92,121
AT&T Inc., Senior Notes	3.800%	12/1/57	130,000	94,228
AT&T Inc., Senior Notes	3.500%	2/1/61	70,000	48,608
British Telecommunications PLC, Senior Notes	9.625%	12/15/30	70,000	86,175
Telefonica Emisiones SA, Senior Notes	7.045%	6/20/36	60,000	65,472
Telefonica Europe BV, Senior Notes	8.250%	9/15/30	230,000	265,919
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	630,000	633,847
Total Diversified Telecommunication Services				2,411,665
Entertainment — 1.9%
Walt Disney Co., Senior Notes	6.550%	3/15/33	545,000	605,873
Walt Disney Co., Senior Notes	7.750%	12/1/45	130,000	169,221
Warnermedia Holdings Inc., Senior Notes	5.141%	3/15/52	1,820,000	1,483,137
Total Entertainment				2,258,231
Media — 3.7%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	580,000	463,670
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	110,000	107,279
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	3/1/42	80,000	53,581
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	260,000	244,604
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	350,000	289,635

See Notes to Financial Statements.

2	Western Asset Investment Grade Income Fund Inc. 2023 Semi-Annual Report

Western Asset Investment Grade Income Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Media — continued
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	$70,000	$59,980
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.250%	4/1/53	160,000	129,320
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.950%	6/30/62	80,000	49,289
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.500%	4/1/63	210,000	169,271
Comcast Corp., Senior Notes	6.450%	3/15/37	220,000	243,046
Comcast Corp., Senior Notes	6.950%	8/15/37	160,000	185,167
Comcast Corp., Senior Notes	6.400%	5/15/38	950,000	1,051,312
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	160,000	119,305	(a)
Fox Corp., Senior Notes	5.476%	1/25/39	510,000	476,854
Time Warner Cable Enterprises LLC, Senior Secured Notes	8.375%	7/15/33	410,000	450,651
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	180,000	172,702
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	200,000	203,988
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	10,000	9,617
Time Warner Cable LLC, Senior Secured Notes	5.500%	9/1/41	50,000	41,636
Total Media				4,520,907
Wireless Telecommunication Services — 1.7%
America Movil SAB de CV, Senior Notes	6.125%	3/30/40	850,000	905,336
Sprint LLC, Senior Notes	7.875%	9/15/23	340,000	341,127
Sprint LLC, Senior Notes	7.125%	6/15/24	150,000	151,476
T-Mobile USA Inc., Senior Notes	4.375%	4/15/40	60,000	53,029
T-Mobile USA Inc., Senior Notes	4.500%	4/15/50	210,000	180,321
T-Mobile USA Inc., Senior Notes	3.400%	10/15/52	230,000	164,370
Vodafone Group PLC, Senior Notes	5.250%	5/30/48	210,000	197,405
Vodafone Group PLC, Senior Notes	4.250%	9/17/50	10,000	8,034
Total Wireless Telecommunication Services				2,001,098
Total Communication Services				11,191,901

See Notes to Financial Statements.

Western Asset Investment Grade Income Fund Inc. 2023 Semi-Annual Report	3

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Investment Grade Income Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Consumer Discretionary — 5.6%
Automobiles — 1.2%
Ford Motor Co., Senior Notes	3.250%	2/12/32	$290,000	$228,405
Ford Motor Credit Co. LLC, Senior Notes	2.700%	8/10/26	400,000	357,496
General Motors Co., Senior Notes	6.125%	10/1/25	190,000	191,368
General Motors Co., Senior Notes	6.600%	4/1/36	170,000	174,704
General Motors Co., Senior Notes	6.750%	4/1/46	270,000	273,282
Nissan Motor Co. Ltd., Senior Notes	4.810%	9/17/30	200,000	175,585	(a)
Total Automobiles				1,400,840
Broadline Retail — 0.6%
Amazon.com Inc., Senior Notes	3.950%	4/13/52	330,000	287,872
MercadoLibre Inc., Senior Notes	2.375%	1/14/26	470,000	426,027
Total Broadline Retail				713,899
Diversified Consumer Services — 0.1%
Washington University, Senior Notes	3.524%	4/15/54	90,000	73,046
Washington University, Senior Notes	4.349%	4/15/2122	110,000	91,684
Total Diversified Consumer Services				164,730
Hotels, Restaurants & Leisure — 2.2%
Genting New York LLC/GENNY Capital Inc., Senior Notes	3.300%	2/15/26	550,000	490,019	(a)
Marriott International Inc., Senior Notes	3.600%	4/15/24	200,000	196,685
McDonald’s Corp., Senior Notes	4.700%	12/9/35	150,000	145,725
McDonald’s Corp., Senior Notes	4.875%	12/9/45	230,000	220,277
McDonald’s Corp., Senior Notes	4.450%	9/1/48	10,000	8,994
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	380,000	315,714	(a)
Sands China Ltd., Senior Notes	5.625%	8/8/25	450,000	439,309
Sands China Ltd., Senior Notes	5.900%	8/8/28	200,000	190,830
Sands China Ltd., Senior Notes	4.875%	6/18/30	200,000	178,230
Sands China Ltd., Senior Notes	3.750%	8/8/31	330,000	268,879
Wynn Macau Ltd., Senior Notes	5.500%	10/1/27	240,000	213,894	(a)
Total Hotels, Restaurants & Leisure				2,668,556
Household Durables — 0.4%
Lennar Corp., Senior Notes	5.000%	6/15/27	190,000	186,374
MDC Holdings Inc., Senior Notes	2.500%	1/15/31	100,000	78,672
MDC Holdings Inc., Senior Notes	6.000%	1/15/43	200,000	180,651
Total Household Durables				445,697
Specialty Retail — 1.1%
Home Depot Inc., Senior Notes	3.900%	12/6/28	590,000	571,492
Home Depot Inc., Senior Notes	3.350%	4/15/50	50,000	38,199
Home Depot Inc., Senior Notes	3.625%	4/15/52	270,000	215,510

See Notes to Financial Statements.

4	Western Asset Investment Grade Income Fund Inc. 2023 Semi-Annual Report

Western Asset Investment Grade Income Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Specialty Retail — continued
Lithia Motors Inc., Senior Notes	4.625%	12/15/27	$110,000	$102,858	(a)
Lithia Motors Inc., Senior Notes	3.875%	6/1/29	190,000	165,295	(a)
Lowe’s Cos. Inc., Senior Notes	3.750%	4/1/32	80,000	72,439
Lowe’s Cos. Inc., Senior Notes	4.250%	4/1/52	280,000	228,723
Total Specialty Retail				1,394,516
Total Consumer Discretionary				6,788,238
Consumer Staples — 3.7%
Beverages — 1.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.900%	2/1/46	840,000	803,572
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.600%	4/15/48	70,000	65,043
Coca-Cola Co., Senior Notes	4.125%	3/25/40	180,000	167,419
Coca-Cola Co., Senior Notes	4.200%	3/25/50	110,000	104,152
Pernod Ricard SA, Senior Notes	5.500%	1/15/42	670,000	669,999	(a)
Total Beverages				1,810,185
Food Products — 0.1%
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	110,000	103,002
Tobacco — 2.1%
Altria Group Inc., Senior Notes	3.800%	2/14/24	190,000	187,596
Altria Group Inc., Senior Notes	4.400%	2/14/26	410,000	401,387
Altria Group Inc., Senior Notes	4.800%	2/14/29	870,000	846,720
Imperial Brands Finance PLC, Senior Notes	6.125%	7/27/27	330,000	330,835	(a)
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	100,000	86,270
Reynolds American Inc., Senior Notes	8.125%	5/1/40	270,000	302,353
Reynolds American Inc., Senior Notes	7.000%	8/4/41	320,000	317,992
Reynolds American Inc., Senior Notes	5.850%	8/15/45	90,000	80,147
Total Tobacco				2,553,300
Total Consumer Staples				4,466,487
Energy — 13.4%
Energy Equipment & Services — 0.2%
Halliburton Co., Senior Notes	5.000%	11/15/45	200,000	181,199
Oil, Gas & Consumable Fuels — 13.2%
Apache Corp., Senior Notes	6.000%	1/15/37	106,000	95,557
Apache Corp., Senior Notes	5.100%	9/1/40	20,000	16,278
Apache Corp., Senior Notes	5.250%	2/1/42	90,000	71,010
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	20,000	16,694	(a)
Cameron LNG LLC, Senior Secured Notes	3.701%	1/15/39	40,000	33,060	(a)
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	220,000	181,291

See Notes to Financial Statements.

Western Asset Investment Grade Income Fund Inc. 2023 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Investment Grade Income Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Oil, Gas & Consumable Fuels — continued
ConocoPhillips, Senior Notes	6.500%	2/1/39	$810,000	$934,897
Continental Resources Inc., Senior Notes	2.268%	11/15/26	80,000	71,263	(a)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	140,000	131,565
Continental Resources Inc., Senior Notes	2.875%	4/1/32	120,000	92,279	(a)
Continental Resources Inc., Senior Notes	4.900%	6/1/44	90,000	70,019
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	170,000	160,348
Devon Energy Corp., Senior Notes	5.850%	12/15/25	350,000	352,911
Devon Energy Corp., Senior Notes	5.600%	7/15/41	320,000	301,573
Diamondback Energy Inc., Senior Notes	6.250%	3/15/53	230,000	232,903
Ecopetrol SA, Senior Notes	5.375%	6/26/26	540,000	517,190
Ecopetrol SA, Senior Notes	5.875%	11/2/51	260,000	172,308
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	210,000	187,691	(b)(c)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	560,000	476,236	(b)(c)
Energy Transfer LP, Senior Notes	5.250%	4/15/29	30,000	29,307
Energy Transfer LP, Senior Notes	6.625%	10/15/36	20,000	20,516
Energy Transfer LP, Senior Notes	5.800%	6/15/38	40,000	38,416
Enterprise Products Operating LLC, Senior Notes	6.125%	10/15/39	320,000	340,093
Enterprise Products Operating LLC, Senior Notes	3.300%	2/15/53	150,000	107,228
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	100,000	77,236
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. Term SOFR + 2.832%)	5.375%	2/15/78	430,000	356,801	(c)
EOG Resources Inc., Senior Notes	4.375%	4/15/30	240,000	234,941
Exxon Mobil Corp., Senior Notes	4.227%	3/19/40	140,000	129,183
KazMunayGas National Co. JSC, Senior Notes	3.500%	4/14/33	200,000	155,372	(a)
Kinder Morgan Inc., Senior Notes	7.800%	8/1/31	2,000,000	2,253,194
MPLX LP, Senior Notes	4.800%	2/15/29	60,000	57,900
MPLX LP, Senior Notes	4.500%	4/15/38	380,000	327,487
Occidental Petroleum Corp., Senior Notes	7.500%	5/1/31	465,000	508,382
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	4.125%	2/15/28	200,000	186,011	(a)
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	190,000	197,654

See Notes to Financial Statements.

6	Western Asset Investment Grade Income Fund Inc. 2023 Semi-Annual Report

Western Asset Investment Grade Income Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Oil, Gas & Consumable Fuels — continued
Petrobras Global Finance BV, Senior Notes	6.900%	3/19/49	$280,000	$258,646
Petrobras Global Finance BV, Senior Notes	5.500%	6/10/51	100,000	78,799
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	300,000	261,285
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	450,000	420,638
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	1,005,000	701,722
Phillips 66, Senior Notes	5.875%	5/1/42	160,000	166,165
QatarEnergy, Senior Notes	3.300%	7/12/51	490,000	360,682	(a)
Reliance Industries Ltd., Senior Notes	3.625%	1/12/52	300,000	214,406	(a)
Shell International Finance BV, Senior Notes	6.375%	12/15/38	250,000	280,366
Targa Resources Corp., Senior Notes	4.950%	4/15/52	160,000	132,397
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	200,000	204,176
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	470,000	492,298
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.250%	12/1/26	230,000	239,531
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.250%	5/15/30	130,000	115,676
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	5.400%	8/15/41	310,000	298,289
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.950%	5/15/50	30,000	23,214
Western Midstream Operating LP, Senior Notes	4.650%	7/1/26	660,000	635,515
Western Midstream Operating LP, Senior Notes	4.750%	8/15/28	680,000	646,004
Western Midstream Operating LP, Senior Notes	4.300%	2/1/30	90,000	80,887
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	80,000	67,706
Western Midstream Operating LP, Senior Notes	5.500%	2/1/50	270,000	221,565
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	47,000	51,714
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	37,000	41,045
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	610,000	724,564
Williams Cos. Inc., Senior Notes	3.500%	10/15/51	50,000	34,551
Total Oil, Gas & Consumable Fuels				15,886,635
Total Energy				16,067,834

See Notes to Financial Statements.

Western Asset Investment Grade Income Fund Inc. 2023 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Investment Grade Income Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Financials — 30.7%
Banks — 17.6%
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.500% to 6/27/29 then 10 year Treasury Constant Maturity Rate + 5.470%)	7.500%	6/27/29	$200,000	$173,834	(a)(b)(c)
Banco Mercantil del Norte SA, Junior Subordinated Notes (8.375% to 10/14/30 then 10 year Treasury Constant Maturity Rate + 7.760%)	8.375%	10/14/30	250,000	233,525	(a)(b)(c)
Banco Santander SA, Senior Notes	5.294%	8/18/27	400,000	392,562
Banco Santander SA, Senior Notes	3.490%	5/28/30	200,000	174,570
Bank of America Corp., Senior Notes	5.875%	2/7/42	320,000	340,649
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. Term SOFR + 3.412%)	4.083%	3/20/51	160,000	132,793	(c)
Bank of America Corp., Subordinated Notes	6.110%	1/29/37	320,000	337,725
Bank of America Corp., Subordinated Notes	7.750%	5/14/38	900,000	1,069,365
Bank of Nova Scotia, Subordinated Notes (4.588% to 5/4/32 then 5 year Treasury Constant Maturity Rate + 2.050%)	4.588%	5/4/37	390,000	336,434	(c)
Barclays PLC, Junior Subordinated Notes (6.125% to 6/15/26 then 5 year Treasury Constant Maturity Rate + 5.867%)	6.125%	12/15/25	1,060,000	930,415	(b)(c)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	640,000	582,558	(c)
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. USD LIBOR + 2.567%)	5.198%	1/10/30	280,000	270,898	(a)(c)
BPCE SA, Subordinated Notes	5.150%	7/21/24	410,000	402,708	(a)
BPCE SA, Subordinated Notes (3.582% to 10/19/41 then SOFR + 1.952%)	3.582%	10/19/42	270,000	181,775	(a)(c)
Citigroup Inc., Senior Notes	8.125%	7/15/39	251,000	321,386
Citigroup Inc., Senior Notes	5.875%	1/30/42	240,000	251,913
Citigroup Inc., Senior Notes (3.785% to 3/17/32 then SOFR + 1.939%)	3.785%	3/17/33	420,000	371,290	(c)
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	750,000	745,974
Citigroup Inc., Subordinated Notes	6.125%	8/25/36	404,000	411,839
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	370,000	399,044
Citigroup Inc., Subordinated Notes (6.174% to 5/25/33 then SOFR + 2.661%)	6.174%	5/25/34	250,000	252,314	(c)
Commonwealth Bank of Australia, Subordinated Notes	3.743%	9/12/39	220,000	165,636	(a)

See Notes to Financial Statements.

8	Western Asset Investment Grade Income Fund Inc. 2023 Semi-Annual Report

Western Asset Investment Grade Income Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
Cooperatieve Rabobank UA, Senior Notes	5.750%	12/1/43	$450,000	$452,758
Cooperatieve Rabobank UA, Senior Notes	5.250%	8/4/45	340,000	318,443
Cooperatieve Rabobank UA, Senior Notes (3.758% to 4/6/32 then 1 year Treasury Constant Maturity Rate + 1.420%)	3.758%	4/6/33	350,000	304,364	(a)(c)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	1,040,000	1,045,850	(a)(b)(c)
Danske Bank A/S, Senior Notes	5.375%	1/12/24	230,000	228,693	(a)
HSBC Holdings PLC, Junior Subordinated Notes (4.600% to 6/17/31 then 5 year Treasury Constant Maturity Rate + 3.649%)	4.600%	12/17/30	320,000	244,400	(b)(c)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	300,000	270,971	(b)(c)
HSBC Holdings PLC, Senior Notes	4.950%	3/31/30	200,000	197,106
HSBC Holdings PLC, Senior Notes (6.254% to 3/9/33 then SOFR + 2.390%)	6.254%	3/9/34	840,000	861,514	(c)
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	210,000	201,787
HSBC Holdings PLC, Subordinated Notes	7.625%	5/17/32	70,000	74,670
HSBC Holdings PLC, Subordinated Notes (4.762% to 3/29/32 then SOFR + 2.530%)	4.762%	3/29/33	400,000	361,274	(c)
ING Bank NV, Subordinated Notes	5.800%	9/25/23	600,000	598,747	(a)
Intesa Sanpaolo SpA, Senior Notes	7.000%	11/21/25	200,000	201,952	(a)
Intesa Sanpaolo SpA, Senior Notes	4.700%	9/23/49	200,000	147,218	(a)
Intesa Sanpaolo SpA, Senior Notes (7.778% to 6/20/53 then 1 year Treasury Constant Maturity Rate + 3.900%)	7.778%	6/20/54	220,000	219,465	(a)(c)
Intesa Sanpaolo SpA, Subordinated Notes (4.198% to 6/1/31 then 1 year Treasury Constant Maturity Rate + 2.600%)	4.198%	6/1/32	200,000	149,202	(a)(c)
Intesa Sanpaolo SpA, Subordinated Notes (4.950% to 6/1/41 then 1 year Treasury Constant Maturity Rate + 2.750%)	4.950%	6/1/42	200,000	131,938	(a)(c)
JPMorgan Chase & Co., Junior Subordinated Notes (6.000% to 8/1/23 then 3 mo. Term SOFR + 3.562%)	6.000%	8/1/23	260,000	260,837	(b)(c)
JPMorgan Chase & Co., Senior Notes (3.897% to 1/23/48 then 3 mo. Term SOFR + 1.482%)	3.897%	1/23/49	50,000	40,480	(c)
JPMorgan Chase & Co., Subordinated Notes	5.625%	8/16/43	440,000	451,636

See Notes to Financial Statements.

Western Asset Investment Grade Income Fund Inc. 2023 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Investment Grade Income Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	$490,000	$458,004
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 6/27/24 then USD 5 year ICE Swap Rate + 4.760%)	7.500%	6/27/24	360,000	344,214	(b)(c)
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 9/27/25 then USD 5 year ICE Swap Rate + 4.496%)	7.500%	9/27/25	370,000	346,931	(b)(c)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	270,000	247,361	(b)(c)
Mitsubishi UFJ Financial Group Inc., Senior Notes (4.315% to 4/19/32 then 1 year Treasury Constant Maturity Rate + 1.550%)	4.315%	4/19/33	330,000	306,600	(c)
NatWest Group PLC, Subordinated Notes	6.000%	12/19/23	350,000	349,899
NatWest Group PLC, Subordinated Notes (3.754% to 11/1/24 then 5 year Treasury Constant Maturity Rate + 2.100%)	3.754%	11/1/29	230,000	216,003	(c)
Santander UK Group Holdings PLC, Subordinated Notes	4.750%	9/15/25	210,000	201,927	(a)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	410,000	377,433	(a)
Truist Financial Corp., Senior Notes (5.867% to 6/8/33 then SOFR + 2.361%)	5.867%	6/8/34	250,000	250,216	(c)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	1,040,000	980,618	(a)(c)
US Bancorp, Senior Notes (5.836% to 6/10/33 then SOFR + 2.260%)	5.836%	6/12/34	300,000	302,308	(c)
Wells Fargo & Co., Senior Notes (4.611% to 4/25/52 then SOFR + 2.130%)	4.611%	4/25/53	380,000	333,577	(c)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. Term SOFR + 4.502%)	5.013%	4/4/51	230,000	214,403	(c)
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	430,000	405,421
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	580,000	494,423
Westpac Banking Corp., Subordinated Notes	4.421%	7/24/39	110,000	90,613
Total Banks				21,162,463
Capital Markets — 6.5%
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 12/1/30 then 10 year Treasury Constant Maturity Rate + 3.079%)	4.000%	12/1/30	320,000	233,920	(b)(c)

See Notes to Financial Statements.

10	Western Asset Investment Grade Income Fund Inc. 2023 Semi-Annual Report

Western Asset Investment Grade Income Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Capital Markets — continued
Charles Schwab Corp., Senior Notes (5.853% to 5/19/33 then SOFR + 2.500%)	5.853%	5/19/34	$260,000	$264,051	(c)
CI Financial Corp., Senior Notes	3.200%	12/17/30	330,000	247,707
CI Financial Corp., Senior Notes	4.100%	6/15/51	160,000	97,485
CME Group Inc., Senior Notes	5.300%	9/15/43	440,000	457,690
Credit Suisse Group AG, Junior Subordinated Notes (5.250% to 8/11/27 then 5 year Treasury Constant Maturity Rate + 4.889%)	5.250%	2/11/27	1,060,000	44,870	*(a)(b)(c)(d)
Credit Suisse Group AG, Junior Subordinated Notes (9.750% to 12/23/27 then 5 year Treasury Constant Maturity Rate + 6.383%)	9.750%	6/23/27	640,000	27,091	*(a)(b)(c)(d)
Credit Suisse USA Inc., Senior Notes	7.125%	7/15/32	40,000	44,331
Goldman Sachs Group Inc., Senior Notes	5.700%	11/1/24	380,000	379,570
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	570,000	613,178
Goldman Sachs Group Inc., Senior Notes (3.615% to 3/15/27 then SOFR + 1.846%)	3.615%	3/15/28	740,000	694,911	(c)
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	640,000	688,898
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	500,000	467,160
Intercontinental Exchange Inc., Senior Notes	4.950%	6/15/52	250,000	237,318
Intercontinental Exchange Inc., Senior Notes	5.200%	6/15/62	260,000	258,898
KKR Group Finance Co. III LLC, Senior Notes	5.125%	6/1/44	820,000	710,592	(a)
KKR Group Finance Co. VI LLC, Senior Notes	3.750%	7/1/29	70,000	62,369	(a)
KKR Group Finance Co. X LLC, Senior Notes	3.250%	12/15/51	90,000	57,828	(a)
Morgan Stanley, Senior Notes	6.375%	7/24/42	90,000	100,460
Morgan Stanley, Senior Notes (4.889% to 7/20/32 then SOFR + 2.076%)	4.889%	7/20/33	280,000	269,644	(c)
Morgan Stanley, Subordinated Notes (5.297% to 4/20/32 then SOFR + 2.620%)	5.297%	4/20/37	130,000	123,077	(c)
Morgan Stanley, Subordinated Notes (5.948% to 1/19/33 then 5 year Treasury Constant Maturity Rate + 2.430%)	5.948%	1/19/38	100,000	98,761	(c)
Raymond James Financial Inc., Senior Notes	4.650%	4/1/30	70,000	68,263
Raymond James Financial Inc., Senior Notes	4.950%	7/15/46	90,000	81,245
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	580,000	561,526	(a)(b)(c)
UBS Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	250,000	222,645	(a)(c)

See Notes to Financial Statements.

Western Asset Investment Grade Income Fund Inc. 2023 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Investment Grade Income Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Capital Markets — continued
UBS Group AG, Senior Notes (6.537% to 8/12/32 then SOFR + 3.920%)	6.537%	8/12/33	$380,000	$389,505	(a)(c)
UBS Group AG, Senior Notes (9.016% to 11/15/32 then SOFR + 5.020%)	9.016%	11/15/33	250,000	299,846	(a)(c)
Total Capital Markets				7,802,839
Consumer Finance — 0.3%
Capital One Financial Corp., Senior Notes (5.817% to 2/1/33 then SOFR + 2.600%)	5.817%	2/1/34	150,000	143,181	(c)
Navient Corp., Senior Notes	6.125%	3/25/24	290,000	287,992
Total Consumer Finance				431,173
Financial Services — 2.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.500%	9/15/23	186,000	185,317
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.875%	1/16/24	330,000	327,748
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.000%	10/29/28	430,000	372,137
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.850%	10/29/41	540,000	410,678
Carlyle Finance LLC, Senior Notes	5.650%	9/15/48	110,000	98,171	(a)
Carlyle Finance Subsidiary LLC, Senior Notes	3.500%	9/19/29	150,000	131,887	(a)
Carlyle Holdings II Finance LLC, Senior Notes	5.625%	3/30/43	220,000	194,033	(a)
Everest Reinsurance Holdings Inc., Senior Notes	3.500%	10/15/50	140,000	99,574
ILFC E-Capital Trust I, Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate and 30 year Treasury Constant Maturity Rate) + 1.550%)	7.064%	12/21/65	470,000	317,060	(a)(c)
ILFC E-Capital Trust II, Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate and 30 year Treasury Constant Maturity Rate) + 1.800%)	7.314%	12/21/65	270,000	188,786	(a)(c)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	220,000	217,551	(a)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	2.875%	10/15/26	160,000	141,769	(a)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	4.000%	10/15/33	140,000	109,647	(a)
Total Financial Services				2,794,358

See Notes to Financial Statements.

12	Western Asset Investment Grade Income Fund Inc. 2023 Semi-Annual Report

Western Asset Investment Grade Income Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Insurance — 3.6%
Allianz SE, Junior Subordinated Notes (3.500% to 4/30/26 then 5 year Treasury Constant Maturity Rate + 2.973%)	3.500%	11/17/25	$200,000	$165,595	(a)(b)(c)
Allstate Corp., Junior Subordinated Notes (6.500% to 5/15/37 then 3 mo. USD LIBOR + 2.120%)	6.500%	5/15/57	480,000	466,848	(c)
American International Group Inc., Junior Subordinated Notes	6.250%	3/15/37	80,000	73,982
American International Group Inc., Senior Notes	4.750%	4/1/48	70,000	62,843
Americo Life Inc., Senior Notes	3.450%	4/15/31	80,000	61,553	(a)
AXA SA, Subordinated Notes	8.600%	12/15/30	200,000	242,178
Fidelity & Guaranty Life Holdings Inc., Senior Notes	5.500%	5/1/25	230,000	223,806	(a)
Liberty Mutual Insurance Co., Subordinated Notes	7.875%	10/15/26	490,000	504,227	(a)
Massachusetts Mutual Life Insurance Co., Subordinated Notes	4.900%	4/1/77	260,000	222,474	(a)
MetLife Inc., Junior Subordinated Notes	6.400%	12/15/36	1,150,000	1,149,208
New York Life Insurance Co., Subordinated Notes	4.450%	5/15/69	90,000	75,119	(a)
Nippon Life Insurance Co., Subordinated Notes (2.750% to 1/21/31 then 5 year Treasury Constant Maturity Rate + 2.653%)	2.750%	1/21/51	200,000	164,834	(a)(c)
Northwestern Mutual Life Insurance Co., Subordinated Notes	3.625%	9/30/59	110,000	77,764	(a)
Prudential Financial Inc., Junior Subordinated Notes (6.750% to 3/1/33 then 5 year Treasury Constant Maturity Rate + 2.848%)	6.750%	3/1/53	170,000	171,474	(c)
RenaissanceRe Holdings Ltd., Senior Notes	5.750%	6/5/33	190,000	186,250
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	400,000	442,688	(a)
Total Insurance				4,290,843
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
Blackstone Holdings Finance Co. LLC, Senior Notes	6.200%	4/22/33	450,000	460,076	(a)
Total Financials				36,941,752
Health Care — 8.2%
Biotechnology — 1.6%
AbbVie Inc., Senior Notes	4.050%	11/21/39	740,000	644,660

See Notes to Financial Statements.

Western Asset Investment Grade Income Fund Inc. 2023 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Investment Grade Income Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Biotechnology — continued
Amgen Inc., Senior Notes	5.250%	3/2/33	$740,000	$741,297
Amgen Inc., Senior Notes	5.650%	3/2/53	300,000	304,029
Amgen Inc., Senior Notes	5.750%	3/2/63	110,000	111,676
Gilead Sciences Inc., Senior Notes	5.650%	12/1/41	60,000	63,159
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	50,000	47,110
Total Biotechnology				1,911,931
Health Care Equipment & Supplies — 0.4%
Abbott Laboratories, Senior Notes	4.900%	11/30/46	90,000	90,929
Becton Dickinson & Co., Senior Notes	4.669%	6/6/47	410,000	377,138
Total Health Care Equipment & Supplies				468,067
Health Care Providers & Services — 4.9%
Centene Corp., Senior Notes	4.250%	12/15/27	100,000	93,591
Centene Corp., Senior Notes	4.625%	12/15/29	360,000	331,681
Centene Corp., Senior Notes	3.375%	2/15/30	500,000	430,170
Cigna Group, Senior Notes	4.125%	11/15/25	340,000	331,111
Cigna Group, Senior Notes	4.800%	8/15/38	340,000	321,310
CVS Health Corp., Senior Notes	4.100%	3/25/25	530,000	518,924
CVS Health Corp., Senior Notes	4.300%	3/25/28	540,000	521,159
CVS Health Corp., Senior Notes	4.780%	3/25/38	570,000	526,353
CVS Health Corp., Senior Notes	5.125%	7/20/45	340,000	314,745
CVS Health Corp., Senior Notes	5.050%	3/25/48	560,000	516,575
Dartmouth-Hitchcock Health, Secured Bonds	4.178%	8/1/48	100,000	80,040
Elevance Health Inc., Senior Notes	5.350%	10/15/25	320,000	319,411
HCA Inc., Senior Notes	4.125%	6/15/29	210,000	194,439
HCA Inc., Senior Notes	5.125%	6/15/39	110,000	102,141
HCA Inc., Senior Notes	5.500%	6/15/47	220,000	207,488
HCA Inc., Senior Notes	5.250%	6/15/49	350,000	316,145
Humana Inc., Senior Notes	8.150%	6/15/38	80,000	95,384
Humana Inc., Senior Notes	4.800%	3/15/47	150,000	136,072
Inova Health System Foundation, Senior Notes	4.068%	5/15/52	90,000	77,007
Kaiser Foundation Hospitals, Senior Notes	3.002%	6/1/51	80,000	56,083
Orlando Health Obligated Group, Senior Notes	4.089%	10/1/48	170,000	140,308
UnitedHealth Group Inc., Senior Notes	3.700%	12/15/25	160,000	154,579
UnitedHealth Group Inc., Senior Notes	3.500%	8/15/39	140,000	117,558
Total Health Care Providers & Services				5,902,274
Pharmaceuticals — 1.3%
Bausch Health Cos. Inc., Senior Notes	5.000%	1/30/28	80,000	34,404	(a)

See Notes to Financial Statements.

14	Western Asset Investment Grade Income Fund Inc. 2023 Semi-Annual Report

Western Asset Investment Grade Income Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Pharmaceuticals — continued
Pfizer Investment Enterprises Pte Ltd., Senior Notes	4.750%	5/19/33	$390,000	$388,682
Pfizer Investment Enterprises Pte Ltd., Senior Notes	5.110%	5/19/43	400,000	401,165
Pfizer Investment Enterprises Pte Ltd., Senior Notes	5.300%	5/19/53	290,000	301,735
Pfizer Investment Enterprises Pte Ltd., Senior Notes	5.340%	5/19/63	60,000	60,767
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.125%	1/31/25	200,000	202,883
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	8.125%	9/15/31	200,000	209,866
Zoetis Inc., Senior Notes	4.700%	2/1/43	30,000	27,938
Total Pharmaceuticals				1,627,440
Total Health Care				9,909,712
Industrials — 7.7%
Aerospace & Defense — 2.9%
Avolon Holdings Funding Ltd., Senior Notes	5.125%	10/1/23	520,000	517,955	(a)
Avolon Holdings Funding Ltd., Senior Notes	3.950%	7/1/24	140,000	135,859	(a)
Avolon Holdings Funding Ltd., Senior Notes	4.250%	4/15/26	530,000	494,121	(a)
Boeing Co., Senior Notes	3.100%	5/1/26	1,090,000	1,024,513
Boeing Co., Senior Notes	3.250%	2/1/28	370,000	339,956
Boeing Co., Senior Notes	5.705%	5/1/40	210,000	209,636
Boeing Co., Senior Notes	5.805%	5/1/50	140,000	139,608
Huntington Ingalls Industries Inc., Senior Notes	3.483%	12/1/27	200,000	183,459
L3Harris Technologies Inc., Senior Notes	4.854%	4/27/35	260,000	250,033
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	40,000	38,643
Raytheon Technologies Corp., Senior Notes	4.625%	11/16/48	110,000	102,759
Total Aerospace & Defense				3,436,542
Building Products — 0.1%
Carrier Global Corp., Senior Notes	3.577%	4/5/50	100,000	74,016
Commercial Services & Supplies — 0.4%
California Institute of Technology, Senior Notes	3.650%	9/1/2119	110,000	75,116
Waste Connections Inc., Senior Notes	4.250%	12/1/28	480,000	462,162
Total Commercial Services & Supplies				537,278
Construction & Engineering — 0.7%
Vinci SA, Senior Notes	3.750%	4/10/29	890,000	832,499	(a)

See Notes to Financial Statements.

Western Asset Investment Grade Income Fund Inc. 2023 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Investment Grade Income Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Ground Transportation — 0.2%
Union Pacific Corp., Senior Notes	4.375%	11/15/65	$320,000	$257,452
Industrial Conglomerates — 0.4%
General Electric Co., Senior Notes	6.875%	1/10/39	94,000	112,716
Honeywell International Inc., Senior Notes	5.000%	2/15/33	350,000	357,102
Total Industrial Conglomerates				469,818
Machinery — 0.2%
Caterpillar Inc., Senior Notes	4.750%	5/15/64	220,000	210,529
Passenger Airlines — 1.6%
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.500%	4/20/26	110,000	109,075	(a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	110,000	106,907	(a)
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	540,000	518,870
Delta Air Lines Inc., Senior Notes	3.750%	10/28/29	150,000	135,030
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	260,000	265,731	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	316,000	309,244	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	180,000	174,869	(a)
Southwest Airlines Co., Senior Notes	5.125%	6/15/27	190,000	188,715
United Airlines Pass-Through Trust	4.875%	1/15/26	143,850	137,431
Total Passenger Airlines				1,945,872
Trading Companies & Distributors — 0.9%
Air Lease Corp., Senior Notes	5.850%	12/15/27	320,000	319,876
Aircastle Ltd., Senior Notes	5.250%	8/11/25	630,000	609,024	(a)
Aviation Capital Group LLC, Senior Notes	5.500%	12/15/24	180,000	176,283	(a)
Total Trading Companies & Distributors				1,105,183
Transportation Infrastructure — 0.3%
SMBC Aviation Capital Finance DAC, Senior Notes	4.125%	7/15/23	350,000	349,724	(a)
Total Industrials				9,218,913
Information Technology — 4.0%
Electronic Equipment, Instruments & Components — 0.3%
TD SYNNEX Corp., Senior Notes	1.250%	8/9/24	380,000	359,569
IT Services — 0.3%
International Business Machines Corp., Senior Notes	3.500%	5/15/29	110,000	101,582
Kyndryl Holdings Inc., Senior Notes	4.100%	10/15/41	300,000	200,682
Total IT Services				302,264

See Notes to Financial Statements.

16	Western Asset Investment Grade Income Fund Inc. 2023 Semi-Annual Report

Western Asset Investment Grade Income Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Semiconductors & Semiconductor Equipment — 1.8%
Broadcom Inc., Senior Notes	4.150%	11/15/30	$113,000	$104,019
Broadcom Inc., Senior Notes	4.300%	11/15/32	370,000	339,540
Broadcom Inc., Senior Notes	3.187%	11/15/36	14,000	10,588	(a)
Broadcom Inc., Senior Notes	4.926%	5/15/37	152,000	137,646	(a)
Foundry JV Holdco LLC, Senior Secured Notes	5.875%	1/25/34	300,000	299,163	(a)
Intel Corp., Senior Notes	4.900%	7/29/45	130,000	127,514
Intel Corp., Senior Notes	4.750%	3/25/50	10,000	9,049
Intel Corp., Senior Notes	4.950%	3/25/60	60,000	55,430
Intel Corp., Senior Notes	3.200%	8/12/61	120,000	78,082
Micron Technology Inc., Senior Notes	3.366%	11/1/41	30,000	20,997
NVIDIA Corp., Senior Notes	3.500%	4/1/40	60,000	51,420
NVIDIA Corp., Senior Notes	3.500%	4/1/50	190,000	154,625
NVIDIA Corp., Senior Notes	3.700%	4/1/60	80,000	66,051
Texas Instruments Inc., Senior Notes	4.600%	2/15/28	250,000	250,612
Texas Instruments Inc., Senior Notes	3.875%	3/15/39	270,000	242,130
TSMC Arizona Corp., Senior Notes	3.250%	10/25/51	350,000	269,296
Total Semiconductors & Semiconductor Equipment				2,216,162
Software — 1.2%
Microsoft Corp., Senior Notes	4.250%	2/6/47	970,000	944,060
Oracle Corp., Senior Notes	3.950%	3/25/51	310,000	234,573
Oracle Corp., Senior Notes	4.100%	3/25/61	380,000	280,768
Total Software				1,459,401
Technology Hardware, Storage & Peripherals — 0.4%
Apple Inc., Senior Notes	3.850%	8/4/46	340,000	299,543
Dell International LLC/EMC Corp., Senior Notes	8.100%	7/15/36	120,000	140,487
Dell International LLC/EMC Corp., Senior Notes	8.350%	7/15/46	30,000	36,826
Total Technology Hardware, Storage & Peripherals				476,856
Total Information Technology				4,814,252
Materials — 6.2%
Chemicals — 1.3%
Celanese US Holdings LLC, Senior Notes	5.900%	7/5/24	310,000	309,441
Dow Chemical Co., Senior Notes	7.375%	11/1/29	800,000	890,960
Ecolab Inc., Senior Notes	4.800%	3/24/30	80,000	80,145
OCP SA, Senior Notes	3.750%	6/23/31	200,000	165,906	(a)
Sociedad Quimica y Minera de Chile SA, Senior Notes	3.500%	9/10/51	240,000	169,688	(a)
Total Chemicals				1,616,140

See Notes to Financial Statements.

Western Asset Investment Grade Income Fund Inc. 2023 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Investment Grade Income Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Metals & Mining — 4.5%
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	$500,000	$470,541	(a)
ArcelorMittal SA, Senior Notes	4.550%	3/11/26	470,000	458,347
ArcelorMittal SA, Senior Notes	6.550%	11/29/27	160,000	164,206
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	50,000	50,730
Barrick PD Australia Finance Pty Ltd., Senior Notes	5.950%	10/15/39	180,000	188,190
First Quantum Minerals Ltd., Senior Notes	7.500%	4/1/25	200,000	200,032	(a)
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	210,000	196,097
Glencore Finance Canada Ltd., Senior Notes	6.900%	11/15/37	430,000	461,307	(a)
Glencore Finance Canada Ltd., Senior Notes	5.550%	10/25/42	150,000	139,740	(a)
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	530,000	523,734	(a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	360,000	343,458	(a)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	170,000	159,032	(a)
Glencore Funding LLC, Senior Notes	3.375%	9/23/51	70,000	47,249	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	470,000	449,997
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	1,148,000	1,201,506
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	350,000	330,539
Yamana Gold Inc., Senior Notes	2.630%	8/15/31	30,000	23,390
Total Metals & Mining				5,408,095
Paper & Forest Products — 0.4%
Georgia-Pacific LLC, Senior Notes	7.375%	12/1/25	250,000	261,108
Suzano Austria GmbH, Senior Notes	3.125%	1/15/32	230,000	184,270
Total Paper & Forest Products				445,378
Total Materials				7,469,613
Real Estate — 0.8%
Health Care REITs — 0.4%
Diversified Healthcare Trust, Senior Notes	4.750%	5/1/24	130,000	121,212
Welltower OP LLC, Senior Notes	4.125%	3/15/29	320,000	296,444
Total Health Care REITs				417,656
Residential REITs — 0.2%
Invitation Homes Operating Partnership LP, Senior Notes	4.150%	4/15/32	310,000	278,004
Retail REITs — 0.2%
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	3.750%	9/17/24	200,000	188,952	(a)
Specialized REITs — 0.0%††
Extra Space Storage LP, Senior Notes	3.900%	4/1/29	60,000	54,738
Total Real Estate				939,350

See Notes to Financial Statements.

18	Western Asset Investment Grade Income Fund Inc. 2023 Semi-Annual Report

Western Asset Investment Grade Income Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Utilities — 3.1%
Electric Utilities — 3.1%
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.500%	4/1/44	$210,000	$188,306
Comision Federal de Electricidad, Senior Notes	3.348%	2/9/31	200,000	158,248	(a)
Edison International, Junior Subordinated Notes (5.375% to 3/15/26 then 5 year Treasury Constant Maturity Rate + 4.698%)	5.375%	3/15/26	150,000	131,460	(b)(c)
Enel Finance International NV, Senior Notes	6.800%	10/14/25	330,000	336,277	(a)
Exelon Corp., Senior Notes	4.050%	4/15/30	120,000	112,274
FirstEnergy Corp., Senior Notes	4.150%	7/15/27	310,000	294,727
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	830,000	947,681
Jersey Central Power & Light Co., Senior Notes	4.300%	1/15/26	100,000	96,778	(a)
MidAmerican Energy Co., First Mortgage Bonds	3.650%	4/15/29	150,000	139,451
Ohio Edison Co., Senior Notes	5.500%	1/15/33	90,000	90,238	(a)
Pacific Gas and Electric Co., First Mortgage Bonds	3.300%	8/1/40	20,000	13,501
Pacific Gas and Electric Co., First Mortgage Bonds	4.950%	7/1/50	240,000	188,816
Pacific Gas and Electric Co., First Mortgage Bonds	6.750%	1/15/53	140,000	138,340
PG&E Wildfire Recovery Funding LLC, Senior Secured Notes	5.081%	6/1/41	120,000	117,787
PG&E Wildfire Recovery Funding LLC, Senior Secured Notes	5.212%	12/1/47	30,000	29,976
Southern California Edison Co., First Mortgage Bonds	4.125%	3/1/48	310,000	251,934
Virginia Electric & Power Co., Senior Notes	8.875%	11/15/38	390,000	519,109
Total Utilities				3,754,903
Total Corporate Bonds & Notes (Cost — $120,109,877)				111,562,955
Sovereign Bonds — 3.7%
Argentina — 0.6%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	35,342	11,529
Argentine Republic Government International Bond, Senior Notes, Step bond (0.500% to 7/9/23, 0.750% to 7/9/27 then 1.750%)	0.500%	7/9/30	127,826	42,766

See Notes to Financial Statements.

Western Asset Investment Grade Income Fund Inc. 2023 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Investment Grade Income Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Argentina — continued
Argentine Republic Government International Bond, Senior Notes, Step bond (1.500% to 7/9/23 then 3.625%)	1.500%	7/9/35	$412,972	$124,225
Provincia de Buenos Aires, Senior Notes, Step bond (5.250% to 9/1/23, 6.375% to 9/1/24 then 6.625%)	5.250%	9/1/37	1,353,938	519,574	(a)
Total Argentina				698,094
Canada — 0.7%
Province of Quebec Canada, Senior Notes	7.970%	7/22/36	650,000	829,426
Chile — 0.1%
Chile Government International Bond, Senior Notes	2.550%	7/27/33	200,000	163,936
Colombia — 0.6%
Colombia Government International Bond, Senior Notes	4.500%	3/15/29	870,000	764,135
Indonesia — 0.2%
Indonesia Government International Bond, Senior Notes	4.350%	1/11/48	240,000	212,757
Kenya — 0.3%
Republic of Kenya Government International Bond, Senior Notes	8.000%	5/22/32	460,000	389,765	(a)
Mexico — 0.6%
Mexico Government International Bond, Senior Notes	3.500%	2/12/34	230,000	193,216
Mexico Government International Bond, Senior Notes	4.280%	8/14/41	200,000	165,033
Mexico Government International Bond, Senior Notes	4.350%	1/15/47	360,000	288,529
Total Mexico				646,778
Qatar — 0.2%
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	270,000	260,041	(a)
United Arab Emirates — 0.3%
Abu Dhabi Government International Bond, Senior Notes	4.125%	10/11/47	440,000	387,582	(a)
Uruguay — 0.1%
Uruguay Government International Bond, Senior Notes	4.975%	4/20/55	70,000	68,289
Total Sovereign Bonds (Cost — $5,036,979)				4,420,803

See Notes to Financial Statements.

20	Western Asset Investment Grade Income Fund Inc. 2023 Semi-Annual Report

Western Asset Investment Grade Income Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 1.1%
California — 0.8%
Los Angeles County, CA Public Works Financing Authority Revenue, Multiple Capital Projects I, Series 2010 B, Taxable Build America Bonds	7.618%	8/1/40	$650,000	$818,095
Regents of the University of California Medical Center Pooled Revenue, Series Q	4.563%	5/15/53	110,000	102,397
Total California				920,492
Florida — 0.1%
Sumter Landing, FL, Community Development District Recreational Revenue, Taxable Community Development District	4.172%	10/1/47	170,000	152,919
Illinois — 0.2%
Illinois State, GO, Taxable, Build America Bonds, Series 2010-3	6.725%	4/1/35	286,154	300,743
Total Municipal Bonds (Cost — $1,483,143)				1,374,154
Convertible Bonds & Notes — 0.4%
Communication Services — 0.4%
Media — 0.4%
DISH Network Corp., Senior Notes (Cost — $449,910)	2.375%	3/15/24	470,000	418,300

			Shares
Preferred Stocks — 0.1%
Financials — 0.1%
Insurance — 0.1%
Delphi Financial Group Inc. (3 mo. USD LIBOR + 3.190%) (Cost — $143,068)	8.511%		5,725	128,388	(c)
Total Investments before Short-Term Investments (Cost — $127,222,977)				117,904,600
Short-Term Investments — 1.0%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $1,216,459)	5.044%		1,216,459	1,216,459	(e)(f)
Total Investments — 99.0% (Cost — $128,439,436)				119,121,059
Other Assets in Excess of Liabilities — 1.0%				1,230,901
Total Net Assets — 100.0%				$120,351,960

See Notes to Financial Statements.

Western Asset Investment Grade Income Fund Inc. 2023 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Investment Grade Income Fund Inc.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Security has no maturity date. The date shown represents the next call date.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	The coupon payment on this security is currently in default as of June 30, 2023.

(e)	Rate shown is one-day yield as of the end of the reporting period.

(f)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2023, the total market value of investments in Affiliated Companies was $1,216,459 and the cost was $1,216,459 (Note 7).

Abbreviation(s) used in this schedule:

GO	— General Obligation

GTD	— Guaranteed

ICE	— Intercontinental Exchange

JSC	— Joint Stock Company

LIBOR	— London Interbank Offered Rate

SOFR	— Secured Overnight Financing Rate

USD	— United States Dollar

At June 30, 2023, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	32	9/23	$6,597,509	$6,507,000	$(90,509)
U.S. Treasury 5-Year Notes	73	9/23	8,000,310	7,817,844	(182,466)
U.S. Treasury 10-Year Notes	4	9/23	454,590	449,062	(5,528)
U.S. Treasury Ultra Long-Term Bonds	33	9/23	4,456,601	4,495,219	38,618
					(239,885)

Contracts to Sell:
U.S. Treasury Long-Term Bonds	65	9/23	8,234,044	8,248,906	(14,862)
U.S. Treasury Ultra 10-Year Notes	19	9/23	2,278,673	2,250,313	28,360
					13,498
Net unrealized depreciation on open futures contracts					$(226,387)

See Notes to Financial Statements.

22	Western Asset Investment Grade Income Fund Inc. 2023 Semi-Annual Report

Statement of assets and liabilities (unaudited)

June 30, 2023

Assets:
Investments in unaffiliated securities, at value (Cost — $127,222,977)	$117,904,600
Investments in affiliated securities, at value (Cost — $1,216,459)	1,216,459
Cash	2,002
Interest receivable	1,585,601
Deposits with brokers for open futures contracts	192,245
Dividends receivable from affiliated investments	3,056
Other assets	13,944
Prepaid expenses	134
Total Assets	120,918,041

Liabilities:
Distributions payable	442,259
Investment management fee payable	52,299
Payable to brokers — net variation margin on open futures contracts	13,578
Directors’ fees payable	1,203
Accrued expenses	56,742
Total Liabilities	566,081
Total Net Assets	$120,351,960

Net Assets:
Par value ($0.01 par value; 9,510,962 shares issued and outstanding; 20,000,000 shares authorized)	$ 95,110
Paid-in capital in excess of par value	132,042,402
Total distributable earnings (loss)	(11,785,552)
Total Net Assets	$120,351,960

Shares Outstanding	9,510,962

Net Asset Value	$12.65

See Notes to Financial Statements.

Western Asset Investment Grade Income Fund Inc. 2023 Semi-Annual Report	23

Statement of operations (unaudited)

For the Six Months Ended June 30, 2023

Investment Income:
Interest	$3,319,696
Dividends from unaffiliated investments	5,701
Dividends from affiliated investments	17,917
Less: Foreign taxes withheld	(4,085)
Total Investment Income	3,339,229

Expenses:
Investment management fee (Note 2)	330,274
Franchise taxes	106,491
Fund accounting fees	33,044
Audit and tax fees	21,514
Transfer agent fees	20,984
Legal fees	16,994
Directors’ fees	13,290
Shareholder reports	6,851
Stock exchange listing fees	6,190
Custody fees	758
Insurance	396
Miscellaneous expenses	4,696
Total Expenses	561,482
Less: Fee waivers and/or expense reimbursements (Note 2)	(12,234)
Net Expenses	549,248
Net Investment Income	2,789,981

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(475,021)
Futures contracts	203,391
Net Realized Loss	(271,630)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	1,323,381
Futures contracts	(279,121)
Change in Net Unrealized Appreciation (Depreciation)	1,044,260
Net Gain on Investments and Futures Contracts	772,630
Increase in Net Assets From Operations	$3,562,611

See Notes to Financial Statements.

24	Western Asset Investment Grade Income Fund Inc. 2023 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended June 30, 2023 (unaudited) and the Year Ended December 31, 2022	2023	2022

Operations:
Net investment income	$ 2,789,981	$ 5,600,962
Net realized gain (loss)	(271,630)	433,260
Change in net unrealized appreciation (depreciation)	1,044,260	(30,522,553)
Increase (Decrease) in Net Assets From Operations	3,562,611	(24,488,331)

Distributions to Shareholders From (Note 1):
Total distributable earnings	(2,653,558)	(5,307,116)
Decrease in Net Assets From Distributions to Shareholders	(2,653,558)	(5,307,116)
Increase (Decrease) in Net Assets	909,053	(29,795,447)

Net Assets:
Beginning of period	119,442,907	149,238,354
End of period	$120,351,960	$119,442,907

See Notes to Financial Statements.

Western Asset Investment Grade Income Fund Inc. 2023 Semi-Annual Report	25

Financial highlights

For a share of common stock outstanding throughout each year ended December 31, unless otherwise noted:
	2023[1,2]	2022[1]	2021[1]	2020[1]	2019[1]	2018[1]

Net asset value, beginning of period	$12.56	$15.69	$16.23	$15.48	$14.00	$15.39

Income (loss) from operations:
Net investment income	0.29	0.59	0.58	0.58	0.62	0.65
Net realized and unrealized gain (loss)	0.08	(3.16)	(0.56)	0.78	1.55	(1.35)
Total income (loss) from operations	0.37	(2.57)	0.02	1.36	2.17	(0.70)

Less distributions from:
Net investment income	(0.28) [3]	(0.56)	(0.56)	(0.61)	(0.69)	(0.69)
Total distributions	(0.28)	(0.56)	(0.56)	(0.61)	(0.69)	(0.69)

Net asset value, end of period	$12.65	$12.56	$15.69	$16.23	$15.48	$14.00

Market price, end of period	$11.63	$11.58	$15.63	$15.90	$15.52	$13.20
Total return, based on NAV[4,5]	2.94%	(16.51)%	0.14%	9.11%	15.77%	(4.62)%
Total return, based on Market Price[6]	2.78%	(22.56)%	1.88%	6.62%	23.05%	(11.96)%

Net assets, end of period (millions)	$120	$119	$149	$154	$147	$133

Ratios to average net assets:
Gross expenses	0.93%[7]	0.77%	0.73%	0.81%	0.85%	0.82%
Net expenses[8,9]	0.91 [7]	0.75	0.71	0.79	0.83	0.80
Net investment income	4.63 [7]	4.39	3.66	3.80	4.12	4.47

Portfolio turnover rate	7%	17%	18%	41%	66%	52%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2023 (unaudited).

[3]

The actual source of the Fund’s current fiscal year distributions may be from net investment income, return of capital or a combination of both. Shareholders will be informed of the tax characteristics of the distributions after the close of the fiscal year.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]

The total return calculation assumes that distributions are reinvested in accordance with the Fund’s dividend reinvestment plan. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

The investment adviser has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

See Notes to Financial Statements.

26	Western Asset Investment Grade Income Fund Inc. 2023 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Investment Grade Income Fund Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company. The Fund’s primary investment objective is to seek a high level of current income, consistent with prudent investment risk, through investment in a diversified portfolio of debt securities. To a lesser extent, the Fund may also invest in privately placed debt securities and in certain equity securities. Capital appreciation is a secondary investment objective.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in openend funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the adviser to be unreliable, the market price may be determined by the adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

Pursuant to policies adopted by the Board of Directors, the Fund’s adviser has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s adviser is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value

Western Asset Investment Grade Income Fund Inc. 2023 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s adviser and the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

28	Western Asset Investment Grade Income Fund Inc. 2023 Semi-Annual Report

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$111,562,955	—	$111,562,955
Sovereign Bonds	—	4,420,803	—	4,420,803
Municipal Bonds	—	1,374,154	—	1,374,154
Convertible Bonds & Notes	—	418,300	—	418,300
Preferred Stocks	—	128,388	—	128,388
Total Long-Term Investments	—	117,904,600	—	117,904,600
Short-Term Investments†	$1,216,459	—	—	1,216,459
Total Investments	$1,216,459	$117,904,600	—	$119,121,059
Other Financial Instruments:
Futures Contracts††	$66,978	—	—	$66,978
Total	$1,283,437	$117,904,600	—	$119,188,037

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$293,365	—	—	$293,365

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

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Notes to financial statements (unaudited) (cont’d)

(c) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(d) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s investment adviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions.

Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment adviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

30	Western Asset Investment Grade Income Fund Inc. 2023 Semi-Annual Report

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of June 30, 2023, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.

(f) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(g) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared quarterly and paid on a monthly basis. The actual source of the Fund’s monthly distributions may be from net investment income, return of capital or a combination of both. Shareholders will be informed of the tax characteristics of the distributions after the close of the fiscal year. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

Western Asset Investment Grade Income Fund Inc. 2023 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

(h) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(i) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2022, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(j) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

The Fund has entered into an Investment Advisory Agreement with Western Asset Management Company, LLC (“Adviser”), pursuant to which the Adviser provides investment advice and administrative services to the Fund. In return for its services, the Fund pays the Adviser a monthly fee at an annual rate of 0.70% of the average monthly net assets of the Fund up to $60,000,000 and 0.40% of such net assets in excess of $60,000,000. If expenses (including the Adviser’s fee but excluding interest, taxes, brokerage fees, the expenses of any offering by the Fund of its securities, and extraordinary expenses beyond the control of the Fund) borne by the Fund in any fiscal year exceed 1.5% of average net assets of the Fund up to $30,000,000 and 1% of average net assets of the Fund over $30,000,000, the Adviser has contractually agreed to reimburse the Fund for any excess. The Adviser or its affiliates has also agreed to waive $24,000 annually in Fund operating expenses. This waiver is ongoing and will not be terminated without Board approval.

The Adviser has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”).

During the six months ended June 30, 2023, fees waived and/or expenses reimbursed amounted to $12,234, which included an affiliated money market fund waiver of $333.

32	Western Asset Investment Grade Income Fund Inc. 2023 Semi-Annual Report

Western Asset Management Company Limited (“Western London”), as subadviser to the Fund, provides the Fund with investment research, advice, management and supervision and a continuous investment program for the Fund’s portfolio of non-dollar securities consistent with the Fund’s investment objectives and policies. As compensation, the Adviser pays Western London a fee based on the pro rata assets of the Fund managed by Western London during the month.

Under the terms of an administrative services agreement among the Fund, the Adviser, and Legg Mason Partners Fund Advisor, LLC (“LMPFA”), the Adviser (not the Fund) pays LMPFA a monthly fee of $3,000 (an annual rate of $36,000).

The Adviser, LMPFA and Western London are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

All officers and one Director of the Fund are employees of Franklin Resources or its affiliates and do not receive compensation from the Fund.

3. Investments

During the six months ended June 30, 2023, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$6,730,899	$1,440,975
Sales	7,302,466	1,679,659

At June 30, 2023, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$128,439,436	$2,019,257	$(11,337,634)	$(9,318,377)
Futures contracts	—	66,978	(293,365)	(226,387)

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2023.

ASSET DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$66,978

Western Asset Investment Grade Income Fund Inc. 2023 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

LIABILITY DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$293,365

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.

[2]

Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2023. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$203,391

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$(279,121)

During the six months ended June 30, 2023, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$20,069,101
Futures contracts (to sell)	9,763,618

5. Distributions subsequent to June 30, 2023

The following distributions have been declared by the Fund’s Board of Directors and are payable subsequent to the period end of this report:

Record Date	Payable Date	Amount
6/23/2023	7/3/2023	$0.0465
7/24/2023	8/1/2023	$0.0465
8/24/2023	9/1/2023	$0.0465
9/22/2023	10/2/2023	$0.0465

34	Western Asset Investment Grade Income Fund Inc. 2023 Semi-Annual Report

6. Stock repurchase program

On November 20, 2015, the Fund announced that the Fund’s Board of Directors (the “Board”) had authorized the Fund to repurchase in the open market up to approximately 10% of the Fund’s outstanding common stock when the Fund’s shares are trading at a discount to net asset value. The Board has directed management of the Fund to repurchase shares of common stock at such times and in such amounts as management reasonably believes may enhance shareholder value. The Fund is under no obligation to purchase shares at any specific discount levels or in any specific amounts. During the six months ended June 30, 2023 and the year ended December 31, 2022, the Fund did not repurchase any shares.

7. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the six months ended June 30, 2023. The following transactions were effected in such company for the six months ended June 30, 2023.

	Affiliate Value at December 31, 2022	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2023
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$44,839	$8,388,799	8,388,799	$7,217,179	7,217,179	—	$17,917	—	$1,216,459

8. Deferred capital losses

As of December 31, 2022, the Fund had deferred capital losses of $2,574,964, which have no expiration date, that will be available to offset future taxable capital gains.

9. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021 and December 2022, the FASB issued ASU No. 2021-01 and ASU No. 2022-06, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

Western Asset Investment Grade Income Fund Inc. 2023 Semi-Annual Report	35

Notes to financial statements (unaudited) (cont’d)

10. Other matter

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which was the offered rate for short-term Eurodollar deposits between major international banks. In 2017, the U.K. Financial Conduct Authority (“FCA”) announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. In connection with the global transition away from LIBOR led by regulators and market participants, LIBOR is no longer published on a representative basis. Alternative references rates have been established in most major currencies. In March 2022, the U.S. federal government enacted legislation to establish a process for replacing LIBOR in certain existing contracts that do not already provide for the use of a clearly defined or practicable replacement benchmark rate as described in the legislation. Generally speaking, for contracts that do not contain a fallback provision as described in the legislation, a benchmark replacement recommended by the Federal Reserve Board effectively automatically replaced the USD LIBOR benchmark in the contract upon LIBOR’s cessation at the end of June 2023. The recommended benchmark replacement is based on the Secured Overnight Financing Rate (SOFR) published by the Federal Reserve Bank of New York, including certain spread adjustments and benchmark replacement conforming changes. Various industry groups are in the process of facilitating the transition away from LIBOR, but there remains uncertainty regarding the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally.

36	Western Asset Investment Grade Income Fund Inc. 2023 Semi-Annual Report

Board approval of management and subadvisory agreements (unaudited)

The Executive and Contracts Committee of the Board of Directors (the “Executive and Contracts Committee”) considered the Investment Advisory Agreement (the “Advisory Agreement”) between the Fund and Western Asset Management Company, LLC (“Western Asset”) and the Investment Subadvisory Agreement (together with the “Advisory Agreement,” the “Agreements”) between Western Asset and Western Asset Management Company Limited (“WAML,” and together with Western Asset, the “Advisers”) with respect to the Fund at a meeting held on April 27, 2023. At an in-person meeting held on May 15, 2023, the Executive and Contracts Committee reported to the full Board of Directors their considerations and recommendation with respect to the Agreements, and the Board of Directors, including a majority of the Independent Directors, considered and approved renewal of the Agreements.

The Directors noted that although Western Asset’s business is operated through separate legal entities, such as WAML, senior investment personnel at Western Asset have supervisory oversight responsibility over the investment decisions made by WAML. Therefore, in connection with their deliberations noted below, the Directors primarily focused on the information provided by Western Asset when considering the approval of the Agreement between Western Asset and WAML.

In arriving at their decision to approve the renewal of the Agreements, the Directors met with representatives of the Advisers, including relevant investment advisory personnel; considered a variety of information prepared by the Advisers, materials provided by Broadridge and advice and materials provided by counsel to the Independent Directors; reviewed performance and expense information for peer groups of comparable funds and certain other comparable products available from Western Asset or affiliates of Western Asset, including separate accounts managed by Western Asset; and requested and reviewed additional information as necessary. These reviews were in addition to information obtained by the Directors at their regular quarterly meetings (and various committee meetings) with respect to the Fund’s performance and other relevant matters, such as information on public trading in the Fund’s shares and differences between the Fund’s share price and net asset value per share, and related discussions with the Advisers’ personnel. The information received and considered by the Board both in conjunction with the May meeting and at prior meetings was both written and oral.

As part of their review, the Directors examined the Advisers’ ability to provide high quality investment management services to the Fund. The Directors considered the investment philosophy and research and decision-making processes of the Advisers; the experience of their key advisory personnel responsible for management of the Fund; the ability of the Advisers to attract and retain capable research and advisory personnel; the risks to the Advisers associated with sponsoring the Fund (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the Advisers’ risk management

Western Asset Investment Grade Income Fund Inc.	37

Board approval of management and subadvisory agreements (unaudited) (cont’d)

processes); the capability and integrity of the Advisers’ senior management and staff; and the level of skill required to manage the Fund. In addition, the Directors reviewed the quality of the Advisers’ services with respect to regulatory compliance and compliance with the investment policies of the Fund, and conditions that might affect the Advisers’ ability to provide high quality services to the Fund in the future, including their business reputations, financial conditions and operational stabilities. Based on the foregoing, the Directors concluded that the Advisers’ investment process, research capabilities and philosophy were well suited to the Fund given its investment objectives and policies, and that the Advisers would be able to meet any reasonably foreseeable obligations under the Agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of the Advisers’ senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Advisers and their affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Advisers. The Board recognized the importance of having a fund manager with significant resources.

In reviewing the quality of the services provided to the Fund, the Directors also reviewed comparisons of the performance of the Fund to the performance of a group consisting of all (including the Fund) closed-end nonleveraged, BBB-rated corporate debt funds (the “Performance Universe”) and the Bloomberg U.S. Corporate High Yield Index (the “Index”). The Directors noted that performance of the Fund was below the median of the Performance Universe for the 1-, 3-, and 5-year periods ended December 31, 2022, but was above the median of the Performance Universe for the 10-year period ended December 31, 2022. The Board noted that the Fund’s performance trailed that of the Index for all relevant periods. The Directors considered the factors involved in the Fund’s performance relative to the performance of the Index and the Performance Universe. The Directors concluded that the Advisers’ management of the Fund would continue to be in the best interests of the shareholders.

The Directors also considered the management fee and total expenses payable by the Fund. They reviewed information concerning management fees paid to investment advisers of similarly managed funds as well as fees paid by Western Asset’s other clients, including separate accounts managed by Western Asset. The Directors also noted that the Fund does not pay any management fees directly to WAML because Western Asset pays WAML for services provided to the Fund out of the management fee Western Asset receives from the Fund. The Directors noted that, when measured as a percentage of net assets for its most recently completed fiscal year, the Fund’s advisory fee paid to Western Asset was above the median of the advisory fees paid by funds in its peer group and that the Fund’s total expenses were approximately equal to the median in its peer group. They also noted that the advisory fee paid by the Fund was higher than the advisory fee paid by the other client

38	Western Asset Investment Grade Income Fund Inc.

of the Advisers with a similar investment strategy, but that the administrative and operational responsibilities for the Advisers with respect to the Fund were also relatively higher. The Directors concluded that the management fee paid by the Fund relative to the fees paid by the Advisers’ other clients was reasonable.

The Directors further evaluated the benefits of the advisory relationship to the Advisers, including, among others, the profitability of the relationship to the Advisers; the direct and indirect benefits that the Advisers may receive from their relationships with the Fund, including the “fallout benefits,” such as reputational value derived from serving as investment adviser to the Fund; and the affiliation between the Advisers and Legg Mason Partners Funds Advisor, LLC, the Fund’s administrator, and certain other service providers for the Fund. In that connection, the Board considered that the ancillary benefits that the Advisers receive were reasonable. The Directors noted that Western Asset does not have soft dollar arrangements.

Finally, the Directors considered, in light of the profitability information provided by Western Asset, the extent to which economies of scale would be realized by the Advisers as the assets of the Fund grow. The Directors concluded that because the Fund is a closed-end fund and does not make a continuous offer of its securities, the Fund’s size was relatively fixed and it would be unlikely that the Advisers would realize economies of scale from the Fund’s growth.

In their deliberations with respect to these matters, the Independent Directors were advised by their independent counsel, who is independent, within the meaning of the Securities and Exchange Commission rules regarding the independence of counsel, of the Advisers. The Independent Directors weighed the foregoing matters in light of the advice given to them by their independent counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Directors, including the Independent Directors, did not identify any single matter as all-important or controlling, and each Director may have attributed different weight to the various factors in evaluating the Agreements. The foregoing summary does not detail all the matters considered. The Directors judged the terms and conditions of the Agreements, including the investment advisory fees, in light of all of the surrounding circumstances.

Based upon their review, the Directors, including all of the Independent Directors, determined, in the exercise of their business judgment, that they were satisfied with the quality of investment advisory services being provided by the Advisers; that the fees to be paid to the Advisers under the Agreements were fair and reasonable given the scope and quality of the services rendered by the Advisers; and that approval of the Agreements was in the best interest of the Fund and its shareholders.

Western Asset Investment Grade Income Fund Inc.	39

Additional shareholder information (unaudited)

Results of annual meeting of shareholders

The Annual Meeting of Shareholders of Western Asset Investment Grade Income Fund Inc. was held on May 19, 2023 for the purpose of considering and voting upon the proposal presented at the Meeting. The following table provides information concerning the matters voted upon at the Meeting:

Election of Directors

Nominees	FOR	WITHHELD
Robert Abeles, Jr.	6,126,424	1,266,105
Jane F. Dasher	6,143,771	1,248,758
Anita L. DeFrantz	6,151,804	1,240,725
Susan B. Kerley	6,181,933	1,210,596
Michael Larson	6,161,884	1,230,645
Ronald Olson	6,166,991	1,225,538
Avedick B. Poladian	6,162,450	1,230,079
William E. B. Siart	6,126,079	1,266,450
Jaynie Miller Studenmund	6,073,700	1,318,829
Peter J. Taylor	6,128,475	1,264,054
Jane E. Trust	6,166,182	1,226,347

At June 30, 2023, the Directors of the Fund were Robert Abeles, Jr., Jane F. Dasher, Anita L. DeFrantz, Susan B. Kerley, Michael Larson, Ronald L. Olson, Avedick B. Poladian, William E.B. Siart, Jaynie Miller Studenmund, Peter J. Taylor and Jane E. Trust.

40	Western Asset Investment Grade Income Fund Inc.

Dividend reinvestment plan (unaudited)

The Fund offers to all shareholders a Dividend Reinvestment Plan (“Plan”). For participants in the Plan, cash distributions (e.g., dividends and capital gains) of registered shareholders (those who own shares in their own name on the Fund’s records) are automatically invested in shares of the Fund. Interested shareholders may obtain more information or sign up for the Plan by contacting the agent. Shareholders who own shares in a brokerage, bank, or other financial institution account must contact the Company where their account is held in order to participate in the Plan.

If you elect to participate in the Plan you will automatically receive your dividend or net capital gains distribution in newly issued shares of the Fund if the market price of a share on the date of the distribution is at or above the net asset value (“NAV”) of a Fund share. The number of shares to be issued to you will be determined by dividing the amount of the cash distribution to which you are entitled (net of any applicable withholding taxes) by the greater of the NAV per share on such date or 95% of the market price of a share on such date. If the market price of a share on such distribution date is below the NAV the Agent will, as agent for the participants, buy shares of the Fund’s stock through a broker on the open market or in a negotiated transaction (subject to price and other terms to which the agent may agree). The price per share of shares purchased for each participant’s account with respect to a particular dividend or other distribution will be the average price (including brokerage commissions, transfer taxes and any other costs of purchase) of all shares purchased with respect to that dividend or other distribution. All shares of common stock acquired on your behalf through the Plan will be automatically credited to an account maintained on the books of the Agent. Full and fractional shares will be voted by the Agent in accordance with your instructions.

Additional information regarding the plan

The Fund will pay all costs applicable to the Plan, with the exceptions noted below. Brokerage commissions, transfer taxes and any other costs of purchase or sale by the Agent under the Plan will be charged to participants. The commission participants pay for selling shares under the Plan is calculated as $2.50 plus $0.15 per share. Beneficial shareholders should contact the company holding their account for further information concerning fees that may apply to selling shares under the Plan. In the event the Fund determines to no longer pay the costs applicable to the Plan, the Agent will terminate the Plan and may, but is not obligated to, offer a new plan under which it would impose a direct service charge on participants.

All shares acquired through the Plan receive voting rights and are eligible for any stock split, stock dividend, or other rights accruing to shareholders that the Board of Directors may declare. Distributions to Plan participants will be in the form of stock, unless the Agent is notified in writing 10 days prior to the record date fixed by the Board of Directors for the distribution that you wish to receive a cash payment. Beneficial shareholders should contact the company holding their account for further information regarding deadlines that might apply.

You may terminate participation in the Plan at any time by giving written notice to the Agent. Such termination will be effective prior to the record date next succeeding the receipt of such instructions or by a later date of termination specified in such instructions.

Western Asset Investment Grade Income Fund Inc.	41

Dividend reinvestment plan (unaudited) (cont’d)

Upon termination of the Plan, a participant may request a certificate for the full shares credited to his or her account or may request the sale of all or part of such shares. If the participant instructs the Agent to sell the shares credited to the participant’s account, the Agent may accumulate such shares and those of any other terminating participants for purposes of such sale. Brokerage charges, transfer taxes, and any other costs of sale will be allocated pro rata among the selling participants. Any such sale may be made on any securities exchange where such shares are traded, in the over-the counter market or in negotiated transactions, and may be subject to such terms of price, delivery, etc., as the Agent may agree to. Fractional shares credited to a terminating account will be paid for in cash at the current market price at the time of termination.

Dividends and other distributions invested in additional shares under the Plan are subject to income tax just as if they had been received in cash. After year end, dividends paid on the accumulated shares will be included in the Form 1099-DIV information return to the Internal Revenue Service and only one Form 1099-DIV will be sent to each participant each year.

Registered shareholders can make inquiries regarding the Plan, as well as sign up or terminate their participation in the Plan by contacting Computershare Inc., P.O. Box 43006 Providence, RI 02940-3078, telephone number 1-888-888-0151. Beneficial Shareholders can make inquiries regarding the Plan as well as sign up or terminate their participation in the Plan by contacting the company where their account is held.

42	Western Asset Investment Grade Income Fund Inc.

Western Asset

Investment Grade Income Fund Inc.

Directors

Robert Abeles, Jr

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

Officers

Jane Trust

President and Chief Executive Officer

Christopher Berarducci

Treasurer and Principal Financial Officer

Ted P. Becker

Chief Compliance Officer

Marc A. De Oliveira

Secretary and Chief Legal Officer

Thomas C. Mandia

Senior Vice President

Jeanne M. Kelly

Senior Vice President

Western Asset Investment Grade Income Fund Inc.

620 Eighth Avenue

47th Floor

New York, NY 10018

Investment advisers

Western Asset Management Company, LLC

Western Asset Management Company Limited

Custodian

The Bank of New York Mellon

Independent registered public accounting firm

PricewaterhouseCoopers LLP

100 East Pratt Street

Baltimore, MD 21202

Legal counsel

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

Transfer agent

Computershare Inc.

P.O. Box 43006

Providence, RI 02940-3078

New York Stock Exchange Symbol

PAI

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include the Western Asset Money Market Funds sold by the Funds’ distributor, Franklin Distributors, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation; and

•	Online account access user IDs, passwords, security challenge question responses.

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law.

The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time, they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.franklintempleton.com, or contact the Funds at 1-877-721-1926 for the Western Asset Money Market Funds or 1-888-777-0102 for the Legg Mason-sponsored closed- end funds.

Revised October 2022

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Legg Mason California Consumer Privacy Act Policy

Although much of the personal information we collect is “nonpublic personal information” subject to federal law, residents of California may, in certain circumstances, have additional rights under the California Consumer Privacy Act (“CCPA”). For example, if you are a broker, dealer, agent, fiduciary, or representative acting by or on behalf of, or for, the account of any other person(s) or household, or a financial advisor, or if you have otherwise provided personal information to us separate from the relationship we have with personal investors, the provisions of this Privacy Policy apply to your personal information (as defined by the CCPA).

In addition to the provisions of the Legg Mason Funds Security and Privacy Notice, you may have the right to know the categories and specific pieces of personal information we have collected about you.

You also have the right to request the deletion of the personal information collected or maintained by the Funds.

If you wish to exercise any of the rights you have in respect of your personal information, you should advise the Funds by contacting them as set forth below. The rights noted above are subject to our other legal and regulatory obligations and any exemptions under the CCPA. You may designate an authorized agent to make a rights request on your behalf, subject to the identification process described below. We do not discriminate based on requests for information related to our use of your personal information, and you have the right not to receive discriminatory treatment related to the exercise of your privacy rights.

We may request information from you in order to verify your identity or authority in making such a request. If you have appointed an authorized agent to make a request on your behalf, or you are an authorized agent making such a request (such as a power of attorney or other written permission), this process may include providing a password/passcode, a copy of government issued identification, affidavit or other applicable documentation, i.e. written permission. We may require you to verify your identity directly even when using an authorized agent, unless a power of attorney has been provided. We reserve the right to deny a request submitted by an agent if suitable and appropriate proof is not provided.

For the 12-month period prior to the date of this Privacy Policy, the Legg Mason Funds have not sold any of your personal information; nor do we have any plans to do so in the future.

Contact Information

Address: Data Privacy Officer, 100 International Dr., Baltimore, MD 21202

Email: DataProtectionOfficer@franklintempleton.com

Phone: 1-800-396-4748

Revised October 2022

NOT PART OF THE SEMI-ANNUAL REPORT

Western Asset Investment Grade Income Fund Inc.

Western Asset Investment Grade Income Fund Inc.

620 Eighth Avenue

47th Floor

New York, NY 10018

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase, at market prices, shares of its stock.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-888-777-0102 or visit the Fund’s website at www.franklintempleton.com.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling 1-888-777-0102, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund may be found on Franklin Templeton’s website, which can be accessed at www.franklintempleton.com. Any reference to Franklin Templeton’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate Franklin Templeton’s website in this report.

This report is transmitted to the shareholders of Western Asset Investment Grade Income Fund Inc. for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

Computershare Inc.

P.O. Box 43006

Providence, RI 02940-3078

WASX012841 08/23 SR23-4721

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	INVESTMENT PROFESSIONALS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Investment Grade Income Fund Inc.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 24, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 24, 2023

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	August 24, 2023